July 1, 2005

                         HUSSMAN STRATEGIC GROWTH FUND
                         -----------------------------

                     (a series of Hussman Investment Trust)

                 SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 1, 2004

The following disclosure replaces the section entitled "Fees and Expenses" on page 6 of the Prospectus:


FEES AND EXPENSES
================================================================================

     This table describes the fees and expenses that you will pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases                None
     Maximum Contingent Deferred Sales Charge (Load)                 None
     Maximum Sales Charge (Load) Imposed on Reinvested Dividends     None
     Redemption Fee (as a percentage of the amount redeemed)         1.5% (1)(2)
     Exchange Fee                                                    None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management Fees                                                 1.06%(3)
     Distribution (12b-1) Fees                                       None
     Other Expenses (3)                                              0.20%(4)
                                                                     -----
     Total Annual Fund Operating Expenses                            1.26%

(1) The redemption fee is imposed only on redemptions of shares WITHIN SIX MONTHS OF THE DATE OF PURCHASE and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. The redemption fee is also waived on required distributions from IRA accounts due to the shareholder reaching age 70 1/2, and for any partial or complete redemption following death or disability of a shareholder named on the account.

(2) A wire transfer fee of $15 is charged by the Fund's custodian in the case of redemptions paid by wire transfer. This fee is subject to change.

(3) Management Fees have been restated to reflect a reduction in the rates at which such fees are computed that became effective July 1, 2005.

(4) Other Expenses have been restated to reflect a reduction in the rates at which administration fees paid by the Fund are computed.

EXAMPLE:

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses are as stated in the expense table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


           1 Year          3 Years         5 Years         10 Years
           ------          -------         -------         --------
            $128            $400            $692            $1,523

--------------------------------------------------------------------------------


The following disclosure replaces the second paragraph of the section entitled "Fund Management -- The Investment Adviser" on page 13 of the Prospectus:

     For its services, the Fund pays Hussman an investment advisory fee computed at the annual rate of 1.10% of the first $500 million of average daily net assets of the Fund, 1.00% of the next $500 million of such assets, 0.95% of the next $2 billion of such assets, and 0.90% of such assets over $3 billion. The investment advisory fee paid by the Fund is higher than those paid by most other mutual funds.

                                                                    July 1, 2005

                      HUSSMAN STRATEGIC TOTAL RETURN FUND
                      -----------------------------------

                     (a series of Hussman Investment Trust)

                 SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 1, 2004

The following disclosure replaces the section entitled "Fees and Expenses" on page 8 of the Prospectus:


FEES AND EXPENSES
================================================================================

     This table describes the fees and expenses that you will pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases                None
     Maximum Contingent Deferred Sales Charge (Load)                 None
     Maximum Sales Charge (Load) Imposed on Reinvested Dividends     None
     Redemption Fee (as a percentage of the amount redeemed)         1.5% (1)(2)
     Exchange Fee                                                    None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management Fees                                                 0.55%(3)
     Distribution (12b-1) Fees                                       None
     Other Expenses                                                  0.53%(4)
                                                                     -----
     Total Annual Fund Operating Expenses                            1.08%
     Management Fee Waivers                                          0.18%(5)
                                                                     -----
     Net Expenses                                                    0.90%

(1) The redemption fee is imposed only on redemptions of shares WITHIN SIX MONTHS OF THE DATE OF PURCHASE and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. The redemption fee is also waived on required distributions from IRA accounts due to the shareholder reaching age 70 1/2, and for any partial or complete redemption following death or disability of a shareholder named on the account.

(2) A wire transfer fee of $15 is charged by the Fund's custodian in the case of redemptions paid by wire transfer. This fee is subject to change.

(3) Management Fees have been restated to reflect a reduction in the rates at which such fees are computed that became effective July 1, 2005.

(4) Other Expenses have been restated to reflect a reduction in the rates at which administration fees paid by the Fund are computed.

(5) The investment manager has contractually agreed to waive its management fees or reimburse a portion of the Fund's operating expenses until at least December 31, 2005 to the extent necessary to limit the Fund's annual ordinary operating expenses to an amount not exceeding 0.90% per annum of the Fund's average daily net assets. Management fee waivers and expense reimbursements by the investment manager are generally subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund's ordinary operating expenses to exceed 0.90% per annum.


EXAMPLE:

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses are as stated in the expense table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 Year            3 Years         5 Years         10 Years
            ------            -------         -------         --------
             $ 92               $326            $578           $1,301

--------------------------------------------------------------------------------


The following disclosure replaces the second paragraph of the section entitled "Fund Management -- The Investment Adviser" on page 16 of the Prospectus:

     For its services, the Fund pays Hussman an investment advisory fee computed at the annual rate of 0.55% of the first $500 million of average daily net assets of the Fund and 0.50% of such assets over $500 million, less any fee waivers.



                                      -2-